UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Balanced Fund
(Institutional Class, Investor Class, Service Class and Class L)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while – a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West SecureFoundation Balanced Fund (Institutional Class shares) returned 18.13%, relative to a 31.02% return for the Wilshire 5000 Index and an 8.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.78% (composite benchmark return was 18.91%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	18.13%	N/A	6.58%
Investor Class	17.79%	6.35%	7.70%
Service Class	17.65%	6.24%	7.59%
Class L	17.47%	6.07%	7.00%
(a) Institutional Class inception date was May 1, 2015.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	34.97%
Large Cap Equity	20.51
International Equity	17.55
Mid Cap Equity	12.47
Small Cap Equity	9.50
Fixed Interest Contract	5.00
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,059.10	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$1.24
Investor Class
Actual	$1,000.00	$1,057.70	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$3.04
Service Class
Actual	$1,000.00	$1,056.70	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.55
Class L
Actual	$1,000.00	$1,055.70	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.33
* Expenses are equal to the Fund's annualized expense ratio of 0.24% for the Institutional Class shares, 0.59% for the Investor Class shares, 0.69% for the Service Class shares, and 0.84% for the Class L shares multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
32,628,849	Great-West Bond Index Fund Institutional Class(a)	$325,309,621

TOTAL BOND MUTUAL FUNDS — 34.99% (Cost $318,632,791)		$325,309,621
EQUITY MUTUAL FUNDS
12,268,163	Great-West International Index Fund Institutional Class(a)	124,644,539
19,627,110	Great-West S&P 500® Index Fund Institutional Class(a)	190,775,516
13,000,926	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	115,968,259
11,143,515	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	88,368,074
3,167,460	Northern Emerging Markets Equity Index Fund	38,579,661

TOTAL EQUITY MUTUAL FUNDS — 60.05% (Cost $571,692,943)		$558,336,049
Account Balance		Fair Value
FIXED INTEREST CONTRACT
46,489,424 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 46,489,424

TOTAL FIXED INTEREST CONTRACT — 5.00% (Cost $46,489,424)		$ 46,489,424
TOTAL INVESTMENTS — 100.04% (Cost $936,815,158)		$930,135,094
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (394,864)
TOTAL NET ASSETS — 100.00%		$929,740,230

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
Great-West SecureFoundation® Balanced Fund
ASSETS:
Investments at fair value, affiliated(a)	$891,555,433
Investments at fair value, unaffiliated(b)	38,579,661
Subscriptions receivable	588,769
Receivable for investments sold	1,700,386
Total Assets	932,424,249
LIABILITIES:
Payable for distribution fees	89,297
Payable for investments purchased	13,287
Payable for shareholder services fees	245,785
Payable to investment adviser	59,782
Redemptions payable	2,275,868
Total Liabilities	2,684,019
NET ASSETS	$929,740,230
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,818,204
Paid-in capital in excess of par	899,389,289
Undistributed/accumulated earnings	22,532,737
NET ASSETS	$929,740,230
NET ASSETS BY CLASS
Investor Class	$325,173,617
Service Class	$78,401,259
Class L	$390,943,128
Institutional Class	$135,222,226
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Service Class	30,000,000
Class L	65,000,000
Institutional Class	26,000,000
Issued and Outstanding
Investor Class	24,255,251
Service Class	5,760,309
Class L	33,611,083
Institutional Class	14,555,392
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.41
Service Class	$13.61
Class L	$11.63
Institutional Class	$9.29
(a) Cost of investments, affiliated	$900,481,769
(b) Cost of investments, unaffiliated	$36,333,389
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
Great-West SecureFoundation® Balanced Fund
INVESTMENT INCOME:
Interest, affiliated	$661,170
Dividends, affiliated	22,392,613
Dividends, unaffiliated	1,243,252
Total Income	24,297,035
EXPENSES:
Management fees	890,070
Shareholder services fees – Investor Class	1,116,031
Shareholder services fees – Service Class	263,811
Shareholder services fees – Class L	1,314,044
Distribution fees – Service Class	75,418
Distribution fees – Class L	939,021
Total Expenses	4,598,395
Less management fees waived	238,152
Net Expenses	4,360,243
NET INVESTMENT INCOME	19,936,792
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	3,468,954
Net realized gain on investments, unaffiliated	1,669,971
Realized gain distributions received, affiliated	34,034,763
Net Realized Gain	39,173,688
Net change in unrealized appreciation on investments, affiliated	77,961,324
Net change in unrealized appreciation on investments, unaffiliated	2,246,726
Net Change in Unrealized Appreciation	80,208,050
Net Realized and Unrealized Gain	119,381,738
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$139,318,530
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West SecureFoundation® Balanced Fund	2019	2018
OPERATIONS:
Net investment income	$19,936,792	$17,732,025
Net realized gain	39,173,688	62,960,895
Net change in unrealized appreciation (depreciation)	80,208,050	(125,062,409)
Net Increase (Decrease) in Net Assets Resulting from Operations	139,318,530	(44,369,489)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(23,897,826)	(16,686,520)
Service Class	(5,535,787)	(3,897,518)
Class L	(30,581,746)	(22,833,912)
Institutional Class	(13,720,437)	(9,362,476)
From Net Investment Income and Net Realized Gains	(73,735,796)	(52,780,426)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	46,432,613	48,182,330
Service Class	20,167,150	26,477,077
Class L	23,125,012	112,402,310
Institutional Class	42,486,731	53,304,531
Shares issued in reinvestment of distributions
Investor Class	23,897,826	16,686,520
Service Class	5,535,787	3,897,518
Class L	30,581,746	22,833,912
Institutional Class	13,720,437	9,362,476
Shares issued in connection with fund reorganization
Investor Class	42,415,393	N/A
Service Class	23,739,897	N/A
Class L	9,410,229	N/A
Shares redeemed
Investor Class	(76,249,315)	(54,722,660)
Service Class	(40,118,691)	(32,396,790)
Class L	(36,796,000)	(25,964,194)
Institutional Class	(27,424,344)	(20,189,661)
Net Increase in Net Assets Resulting from Capital Share Transactions	100,924,471	159,873,369
Total Increase in Net Assets	166,507,205	62,723,454
NET ASSETS:
Beginning of year	763,233,025	700,509,571
End of year	$929,740,230	$763,233,025
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West SecureFoundation® Balanced Fund	2019	2018
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,505,162	3,522,367
Service Class	1,500,658	1,910,369
Class L	2,012,680	9,264,992
Institutional Class	4,504,658	5,248,593
Shares issued in reinvestment of distributions
Investor Class	1,820,535	1,296,961
Service Class	415,683	298,656
Class L	2,680,622	2,023,884
Institutional Class	1,489,434	1,008,925
Shares issued in connection with fund reorganization
Investor Class	3,148,377	N/A
Service Class	1,738,423	N/A
Class L	797,163	N/A
Shares redeemed
Investor Class	(5,711,286)	(3,989,946)
Service Class	(2,997,028)	(2,327,692)
Class L	(3,180,040)	(2,159,225)
Institutional Class	(2,893,532)	(2,009,079)
Net Increase	8,831,509	14,088,805
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2019	$12.25	0.30	1.84	2.14	(0.26)	(0.72)	(0.98)	$13.41	17.79%
12/31/2018	$13.77	0.31	(1.02)	(0.71)	(0.27)	(0.54)	(0.81)	$12.25	(5.33%)
12/31/2017	$12.69	0.29	1.34	1.63	(0.26)	(0.29)	(0.55)	$13.77	12.94%
12/31/2016	$12.14	0.28	0.77	1.05	(0.24)	(0.26)	(0.50)	$12.69	8.73%
12/31/2015	$12.76	0.27	(0.35)	(0.08)	(0.22)	(0.32)	(0.54)	$12.14	(0.66%)
Service Class
12/31/2019	$12.42	0.30	1.85	2.15	(0.24)	(0.72)	(0.96)	$13.61	17.65%
12/31/2018	$13.94	0.30	(1.03)	(0.73)	(0.25)	(0.54)	(0.79)	$12.42	(5.43%)
12/31/2017	$12.83	0.27	1.36	1.63	(0.23)	(0.29)	(0.52)	$13.94	12.84%
12/31/2016	$12.26	0.25	0.79	1.04	(0.21)	(0.26)	(0.47)	$12.83	8.60%
12/31/2015	$12.86	0.21	(0.30)	(0.09)	(0.19)	(0.32)	(0.51)	$12.26	(0.73%)
Class L
12/31/2019	$10.74	0.24	1.60	1.84	(0.23)	(0.72)	(0.95)	$11.63	17.47%
12/31/2018	$12.18	0.27	(0.92)	(0.65)	(0.25)	(0.54)	(0.79)	$10.74	(5.54%)
12/31/2017	$11.29	0.25	1.16	1.41	(0.23)	(0.29)	(0.52)	$12.18	12.64%
12/31/2016	$10.88	0.28	0.62	0.90	(0.23)	(0.26)	(0.49)	$11.29	8.36%
12/31/2015	$11.50	0.25	(0.35)	(0.10)	(0.20)	(0.32)	(0.52)	$10.88	(0.87%)
Institutional Class
12/31/2019	$ 8.78	0.26	1.30	1.56	(0.33)	(0.72)	(1.05)	$ 9.29	18.13%
12/31/2018	$10.15	0.29	(0.77)	(0.48)	(0.35)	(0.54)	(0.89)	$ 8.78	(4.91%)
12/31/2017	$ 9.52	0.27	0.98	1.25	(0.33)	(0.29)	(0.62)	$10.15	13.27%
12/31/2016	$ 9.25	0.34	0.48	0.82	(0.29)	(0.26)	(0.55)	$ 9.52	9.08%
12/31/2015 (e)	$10.00	0.23	(0.52)	(0.29)	(0.26)	(0.20)	(0.46)	$ 9.25	(3.00%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$325,174	0.45%	0.42%	2.28%	18%
12/31/2018	$263,182	0.45%	0.42%	2.28%	18%
12/31/2017	$284,473	0.45%	0.42%	2.19%	9%
12/31/2016	$226,067	0.45%	0.43%	2.25%	11%
12/31/2015	$140,210	0.36%	0.34%	2.08%	13% (i)
Service Class
12/31/2019	$ 78,401	0.55%	0.52%	2.23%	18%
12/31/2018	$ 63,353	0.55%	0.52%	2.17%	18%
12/31/2017	$ 72,766	0.55%	0.52%	2.02%	9%
12/31/2016	$ 68,347	0.55%	0.53%	2.00%	11%
12/31/2015	$ 55,585	0.43%	0.41%	1.63%	13% (i)
Class L
12/31/2019	$390,943	0.70%	0.67%	2.05%	18%
12/31/2018	$336,083	0.70%	0.67%	2.24%	18%
12/31/2017	$270,098	0.70%	0.68%	2.07%	9%
12/31/2016	$171,966	0.70%	0.68%	2.50%	11%
12/31/2015	$ 62,597	0.63%	0.61%	2.16%	13% (i)
Institutional Class
12/31/2019	$135,222	0.10%	0.07%	2.75%	18%
12/31/2018	$100,615	0.10%	0.07%	2.84%	18%
12/31/2017	$ 73,172	0.10%	0.08%	2.65%	9%
12/31/2016	$ 40,692	0.10%	0.08%	3.54%	11%
12/31/2015 (e)	$ 1,493	0.10% (j)	0.07% (j)	3.50% (j)	13% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West SecureFoundation® Balanced Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.
The Fund offers four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Annual Report - December 31, 2019

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2019, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
	2019	2018
Ordinary income	$19,642,979	$17,436,093
Long-term capital gain	54,092,817	35,344,333
	$73,735,796	$52,780,426
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Fund has reclassified $685,561 to Paid-in capital from Undistributed/accumulated earnings for December 31, 2019. Net assets of the Fund were unaffected by the reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Annual Report - December 31, 2019

Undistributed net investment income	$258,984
Undistributed long-term capital gains	34,664,047
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(12,390,294)
Tax composition of capital	$22,532,737
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
Federal tax cost of investments	$942,525,388
Gross unrealized appreciation on investments	23,027,001
Gross unrealized depreciation on investments	(35,417,295)
Net unrealized depreciation on investments	$(12,390,294)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the Fund’s average daily net assets of the Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. The Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount the Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds, and to reduce its management fee by an amount equal to the difference between the shareholder services fees charged by GWL&A and any compensation received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class, Service Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the year ended December 31, 2019.
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

Annual Report - December 31, 2019

The following table is a summary of the transactions for each underlying investment during the year ended December 31, 2019, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	32,628,849	$264,705,090	$87,107,789	$41,955,550	$ 467,196	$15,452,292	$ 9,025,876	$325,309,621	34.99%
					467,196	15,452,292	9,025,876	325,309,621	34.99
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	12,268,163	97,146,435	26,137,117	15,754,257	1,893,475	17,115,244	3,910,843	124,644,539	13.41
Great-West S&P 500® Index Fund Institutional Class	19,627,110	169,638,722	47,251,709	49,151,168	1,838,129	23,036,253	5,744,510	190,775,516	20.52
Great-West S&P Mid Cap 400® Index Fund Institutional Class	13,000,926	98,127,118	25,676,263	23,509,215	(36,069)	15,674,093	2,089,555	115,968,259	12.47
Great-West S&P Small Cap 600® Index Fund Institutional Class	11,143,515	68,476,012	28,763,292	15,554,672	(693,777)	6,683,442	1,621,829	88,368,074	9.50
					3,001,758	62,509,032	13,366,737	519,756,388	55.90
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	46,489,424	37,637,400	13,727,276	5,536,422	-	-	661,170	46,489,424	5.00
					0	0	661,170	46,489,424	5.00
				Total	$3,468,954	$77,961,324	$23,053,783	$891,555,433	95.89%
(a) Includes assets received as part of the Fund's reorganization.
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments were $241,841,037 and $162,199,633, respectively.
4.  FUND REORGANIZATION
On April 12, 2019, the Fund (Acquiring Fund) acquired all the net assets of the Great-West SecureFoundation® Lifetime 2015 Fund (Target Fund) pursuant to an agreement and plan of reorganization approved by the Board of Directors. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization.
Prior to the closing of the reorganization, the Target Fund distributed all of its net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund shareholders for federal income tax purposes.
Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the date of the reorganization were as follows:
Great-West SecureFoundation® Lifetime 2015 Fund
Cost of investments	$ 74,653,732
Investments in securities, fair value	75,583,314
Net unrealized appreciation	929,582
Capital loss carryforwards available for potential utilization	-

Annual Report - December 31, 2019

For financial reporting purposes, assets received and shares issued by the Acquiring Fund (listed below) were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the reorganizations were as follows:
	Shares Outstanding	Net Assets	NAV per Share
Target Fund - Prior to the Reorganization
Investor Class	4,189,781	$ 42,415,393	$10.12
Institutional Class	2,295,152	23,739,897	10.34
Class L	1,064,968	9,410,229	8.84
Acquiring Fund - Prior to the Reorganization
Institutional Class	12,102,262	117,066,811	9.67
Investor Class	21,482,559	289,414,839	13.47
Service Class	4,691,417	64,066,210	13.66
Class L	31,664,021	373,784,828	11.80
Acquiring Fund - After the Reorganization
Institutional Class	12,102,262	117,066,811	9.67
Investor Class	24,630,950	331,830,232	13.47
Service Class	6,429,833	87,806,107	13.66
Class L	32,461,179	383,195,057	11.80
Pro Forma Results of Operations
The beginning of the Target Fund's fiscal year was January 1, 2019. Assuming the reorganization had been completed on January 1, 2019, the beginning of the Acquiring Fund's current fiscal year, the pro forma results of operations for the year ended December 31, 2019, are as follows:
Great-West SecureFoundation® Balanced Fund
Net investment income	$ 20,028,977
Net realized and unrealized gain	126,808,572
Net increase in net assets resulting from operations	$146,837,550
Because the combined funds for the reorganization have been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund's Statement of Operations for the Acquiring Fund since the reorganization was consummated.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West SecureFoundation® Balanced Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

7.  TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $452,408 and has derived gross income from sources within foreign countries amounting to $5,212,765.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, 44% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020